UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             Henderson Global Funds
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                   Copy to:

     BRIAN C. BOOKER                                   CATHY G. O'KELLY
737 NORTH MICHIGAN AVENUE,                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ
        SUITE 1950                                 222 NORTH LASALLE STREET
 CHICAGO, ILLINOIS 60611                           CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


                  HENDERSON EUROPEAN FOCUS FUND -- PORTFOLIO OF
                       INVESTMENTS (UNAUDITED)


                                                                           VALUE
SHARES                                                                  (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCKS - 85.94%

                AUSTRALIA - 0.84%
    8,099,416   Centamin Egypt Ltd. *,+ ......................  $      2,096,680
                                                                ----------------

                AUSTRIA - 4.90%
       16,000   Agrana Beteiligung AG + ......................         1,492,584
       23,000   Andritz AG + .................................         1,926,869
        9,425   OMV AG + .....................................         2,898,893
      135,000   Telekom Austria AG + .........................         2,594,456
       80,000   Wienerberger AG + ............................         3,383,257
                                                                ----------------
                                                                      12,296,059
                                                                ----------------

                CZECH REPUBLIC - 2.05%
      200,000   Cesky Telecom A.S. + .........................         3,742,290
      37,797    Zentiva NV *,+ ...............................         1,403,711
                                                                ----------------
                                                                       5,146,001
                                                                ----------------

                FINLAND - 1.30%
      234,086   Sampo Oyj + ..................................         3,264,171
                                                                ----------------

                FRANCE - 9.40%
       80,000   Bouygues S.A. + ..............................         3,188,948
       25,000   Compagnie de Saint-Gobain + ..................         1,410,707
      125,000   France Telecom S.A. *,+ ......................         3,659,145
      112,423   Iliad S.A. + .................................         3,615,964
       45,000   Sanofi-Synthelabo S.A. + .....................         3,984,775
       26,000   Technip S.A. + ...............................         4,407,662
       15,000   Total S.A. + .................................         3,328,823
                                                                ----------------
                                                                      23,596,024
                                                                ----------------

                GERMANY - 13.54%
       55,200   AWD Holdings AG + ............................         2,227,318
      155,605   Deutsche Post AG + ...........................         3,643,322
      200,000   Deutsche Telekom AG + ........................         3,737,657
       50,400   Hannover Rueckversicherung AG + ..............         1,879,754
       40,000   Hypo Real Estate Holding AG *,+ ..............         1,661,084
       90,000   IVG Immobilen AG + ...........................         1,552,468
      200,000   MobilCom AG + ................................         3,982,540
      492,807   Pfleiderer AG *,+ ............................         7,725,619
      125,000   Premiere AG * ................................         4,798,344
       38,000   Siemens AG + .................................         2,785,591
                                                                ----------------
                                                                      33,993,697
                                                                ----------------

                GREECE - 2.47%
     230,000    Coca Cola Hellenic Bottling Co., S.A. + ......         6,212,461
                                                                ----------------
                HUNGARY - 0.81%

        8,046   Mol Magyar Olaj-es Gazipari Rt. + ............           660,920
       45,000   OTP Bank Rt. + ...............................         1,383,784
                                                                ----------------
                                                                       2,044,704
                                                                ----------------

                ITALY - 3.06%
      600,000   Azimut Holding SpA *,+ .......................         3,659,924
      225,000   Enel SpA + ...................................         2,135,329
      215,000   Geox SpA *,+ .................................         1,881,061
                                                                ----------------
                                                                       7,676,314
                                                                ----------------

                                                                           VALUE
SHARES                                                                  (NOTE 3)
--------------------------------------------------------------------------------

                NETHERLANDS - 1.68%
       70,000   Aalberts Industries N.V. + ...................         3,338,176
      100,000   Buhrmann N.V. + ..............................           891,463
                                                                ----------------
                                                                       4,229,639
                                                                ----------------

                NORWAY - 3.71%
       40,000   Norsk Hydro ASA + ............................         3,151,106
      350,000   Statoil ASA + ................................         6,162,690
                                                                ----------------
                                                                       9,313,796
                                                                ----------------

                SPAIN - 2.87%
       85,000   ACS Actividades de Construccion y ............         2,073,283
                Servicios, S.A. +
       50,000   Altadis S.A. + ...............................         2,121,919
      280,000   Cintra Concesiones de Infraestructuras
                de Transporte S.A. + .........................         2,998,374
                                                                ----------------
                                                                       7,193,576
                                                                ----------------
                SWEDEN - 0.99%
      116,000   Oriflame Cosmetics S.A., SDR *,+ .............         2,489,619
                                                                ----------------
                SWITZERLAND - 2.13%
       73,000   Credit Suisse Group *,+ ......................         3,072,942
       11,099   Kuehne & Nagel International AG + ............         2,271,133
                                                                ----------------
                                                                       5,344,075
                                                                ----------------
                UNITED KINGDOM - 36.19%
      650,000   Admiral Group plc + ..........................         4,374,846
      375,000   Alea Group Holdings + ........................         1,275,452
      300,000   BAA plc + ....................................         3,323,730
    1,000,000   Body Shop International plc + ................         3,722,617
      155,000   British American Tobacco plc + ...............         2,901,101
      200,000   Center Parcs (UK) Group plc + ................           223,302
      719,896   Egg plc *,+ ..................................         1,373,215
      150,000   Enterprise Inns plc + ........................         2,088,796
    1,790,000   Evolution Group plc + ........................         5,317,962
      500,000   Halfords Group plc + .........................         2,611,444
       65,000   Imperial Tobacco Group plc + .................         1,859,724
      250,000   Interserve plc + .............................         1,649,873
      100,000   Investec plc + ...............................         2,943,576
      301,210   IP2IPO Group plc *,+ .........................         4,233,787
      385,000   Isoft Group + ................................         2,588,289
      164,000   Kensington Group plc + .......................         1,737,258
      100,000   Man Group plc + ..............................         2,328,494
    1,000,000   MFI Furniture Group plc + ....................         1,943,474
      338,983   Millfield Group *,+ ..........................           260,177
      126,679   NDS Group plc, ADR * .........................         3,961,252
      340,000   Omega International Group plc *,+ ............         1,037,517
      100,000   Persimmon plc + ..............................         1,294,359
      575,288   Photo-Me International plc + .................         1,044,968
      675,131   Premier Foods plc *,+ ........................         3,829,424
      400,000   Punch Taverns plc + ..........................         4,836,103
    1,875,922   Regal Petroleum plc *,+ ......................        11,217,572
      866,666   Regus Group plc *,+ ..........................         1,810,098
      185,000   Rexam plc + ..................................         1,626,562
       94,900   Royal Bank of Scotland Group plc + ...........         2,863,246
      306,000   Shire Pharmaceutical Group plc + .............         3,179,095
      130,000   Smith & Nephew plc + .........................         1,338,338
      263,000   Taylor Woodrow plc + .........................         1,442,234
      650,000   Tesco plc + ..................................         3,836,052
       24,344   Travis Perkins plc + .........................           756,490
                                                                 ---------------
                                                                      90,830,427
                                                                 ---------------

                TOTAL COMMON STOCKS ..........................       215,727,243
                ( Cost $173,645,168 )                            ---------------


  PAR AMOUNT
-------------
SHORT TERM INVESTMENT - 10.63%

                                                                           VALUE
  PAR AMOUNT                                                            (NOTE 3)
--------------------------------------------------------------------------------
$  26,676,000   REPURCHASE AGREEMENT - 10.63%
                  State Street Bank and Trust Co., 1.75%,
                  dated 4/29/05 to be repurchased at the
                  price of $26,679,890 on 5/2/05,
                  collateralized by $26,180,000 par U.S.
                  Treasury Bond, 5.75%, due 11/15/05.                 26,676,000
                                                                 ---------------

                TOTAL SHORT TERM INVESTMENT ..................        26,676,000
                ( Cost $26,676,000 )                             ---------------

TOTAL INVESTMENTS - 96.57% ...................................       242,403,243
                ( Cost $200,321,168 )                            ---------------
NET OTHER ASSETS AND LIABILITIES - 3.43% .....................         8,597,048
                                                                 ---------------
TOTAL NET ASSETS - 100.00% ...................................   $   251,000,291
                                                                 ===============

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets:       % of Net Assets
---------------------------------------------------------------------------
          Oil & Gas Exploration & Production ..........         5.73%
          Integrated Telecommunication Services .......         5.47
          Integrated Oil & Gas ........................         5.20
          Building Material ...........................         4.99
          Asset Management & Custody Bank .............         4.97
          Pharmaceuticals .............................         3.42
          Wireless Telecommunication Services .........         2.85
          Restaurants .................................         2.76
          Tobacco .....................................         2.75
          Soft Drinks .................................         2.47
          Personal Products ...........................         2.47
          Industrial Conglomerates ....................         2.44
          Diversified Banks ...........................         2.24
          Investment Banking & Brokerage ..............         2.12
          Broadcasting & Cable TV .....................         1.91
          Specialty Stores ............................         1.81
          Oil & Gas Equipment & Services ..............         1.75
          Property & Casualty Insurance ...............         1.74
          Application Software ........................         1.58
          Packaged Foods & Meats ......................         1.53
          Food Retail .................................         1.53
          Construction & Engineering ..................         1.49
          Air Freight & Logistics .....................         1.45
          Internet Software & Services ................         1.44
          Thrift and Mortgage Finance .................         1.35
          Airport Services ............................         1.32
          Multi-Line Insurance ........................         1.30
          Other Diversified Financial Services ........         1.27
          Reinsurance .................................         1.26
          Diversified Capital Markets .................         1.22
          Highways & Railtracks .......................         1.19
          Homebuilding ................................         1.09
          Office Services & Supplies ..................         1.07
          Health Care Services ........................         1.03
          Marine ......................................         0.91
          Electric Utilities ..........................         0.85
          Gold ........................................         0.84
          Industrial Machinery ........................         0.77
          Footwear ....................................         0.75
          Metal & Glass Containers ....................         0.65
          Real Estate Management & Development ........         0.62
          Agricultutal Products .......................         0.59
          Health Care Equipment .......................         0.53
          Photographic Products .......................         0.42
          Housewares & Specialities ...................         0.41
          Home Improvement Retail .....................         0.30
          Hotels, Resorts & Cruise ....................         0.09
                                                          ---------------
          Common Stocks ...............................        85.94
          Short Term Investment .......................        10.63
                                                          ---------------
          Total Investments ...........................        96.57
          Net Other Assets and Liabilities ............         3.43
                                                          ---------------
                                                              100.00%
                                                          ===============


NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of April 30, 2005.

     2. Net unrealized appreciation of the Fund's investment securities was $42,082,075 of which $44,915,163 related to appreciated investment securities and $2,833,088 related to depreciated investment securities for the fiscal quarter ended April 30, 2005.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. In addition, because substantial changes in values in the U.S. markets subsequent to the close of the foreign market may affect the values of securities traded in the foreign market, foreign securities may be fair valued if such movements in the U.S. market exceed a specified threshold.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

     *    non-income producing security

     + At April 30, 2005, valued at fair value using methods approved by the Trustees of the Fund. See Note 3.

     SDR  Swedish Depository Receipts

     ADR  American Depository Receipts

    HENDERSON GLOBAL TECHNOLOGY FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                      VALUE
SHARES                                                             (NOTE 3)
---------------------------------------------------------------------------
COMMON STOCKS - 96.17%


                CANADA - 1.28%
        1,250   Cognos, Inc. * ........................     $        47,300
                                                            ---------------
                FINLAND - 4.59%
       10,750   Nokia Oyj .............................             170,430
                                                            ---------------
                GERMANY - 4.20%
        8,600   ADVA AG Optical Networking * ..........              45,374
          705   SAP AG ................................             110,419
                                                            ---------------
                                                                    155,793
                                                            ---------------
                INDIA - 1.16%
          400   Infosys Technologies Ltd., ADR ........              23,680
          900   Satyam Computer Services, ADR .........              19,305
                                                            ---------------
                                                                     42,985
                                                            ---------------
                JAPAN - 4.60%
        1,095   Canon, Inc., ADR ......................              56,984
        2,100   Nitto Denko Corp. .....................             113,841
                                                            ---------------
                                                                    170,825
                                                            ---------------
                KOREA - 3.62%
          760   NHN Corp. * ...........................              70,886
          140   Samsung Electronics Co., Ltd. .........              63,464
                                                            ---------------
                                                                    134,350
                                                            ---------------
                NETHERLANDS - 1.50%
        3,900   ASML Holding N.V. * ...................              55,758
                                                            ---------------
                TAIWAN - 3.21%
        6,900   Hon Hai Precision Industry Co., Ltd., GDR            64,860
        6,276   Taiwan Semiconductor Manufacturing Co.,
                Ltd., ADR .............................              54,036
                                                            ---------------
                                                                    118,896
                                                            ---------------
                UNITED KINGDOM - 1.39%
        1,650   NDS Group plc, ADR * ..................              51,596
                                                            ---------------
                UNITED STATES - 70.62%
        4,728   Accenture Ltd. * ......................             102,598
          850   Adobe Systems, Inc. ...................              50,549
        6,207   Altera Corp. * ........................             128,671
        2,295   Amdocs Ltd. * .........................              61,299
        1,700   Analog Devices, Inc. ..................              57,987
        1,740   Apple Computer, Inc. * ................              62,744
        1,560   Autodesk, Inc. ........................              49,655
        1,400   Automatic Data Processing, Inc. .......              60,816
        1,450   CheckFree Corp. * .....................              53,186
        6,394   Cisco Systems, Inc. * .................             110,488
          750   Cognizant Technology Solutions Corp. *               31,508
        4,800   Corning, Inc. * .......................              66,000
        1,600   Dell, Inc. * ..........................              55,728
        1,675   Digital River, Inc. * .................              44,555
        3,900   EMC Corp. * ...........................              51,168
          555   Google Inc. * .........................             122,100
        2,930   Hewlett-Packard Co. ...................              59,977
        5,040   Intel Corp. ...........................             118,541
        1,355   KLA-Tencor Corp. ......................              52,872
          835   Lexmark International, Inc. * .........              57,991
        1,675   Macromedia, Inc. * ....................              66,347
        1,600   Marvell Technology Group Ltd. * .......              53,568




                                                                      VALUE
SHARES                                                             (NOTE 3)
---------------------------------------------------------------------------
        1,400   Maxim Integrated Products, Inc. .......              52,360
        1,260   Mercury Interactive Corp. * ...........              52,076
        4,400   Microchip Technology, Inc. ............             125,312
        1,550   MICROS Systems, Inc. * ................              61,457
        6,735   Microsoft Corp. .......................             170,395
        2,100   Monster Worldwide, Inc. * .............              48,321
        1,750   Network Appliance, Inc. * .............              46,603
        4,450   Oracle Corp. * ........................              51,442
        7,000   PlanetOut, Inc. * .....................              45,920
        2,875   Seagate Technology * ..................              50,543
        4,450   Texas Instruments, Inc. ...............             111,072
        4,335   Verisign, Inc. * ......................             114,704
        4,037   Xerox Corp. * .........................              53,490
        3,250   Xyratex Ltd. * ........................              54,015
        1,870   Yahoo, Inc. * .........................              64,534
                                                            ---------------
                                                                  2,620,592
                                                            ---------------

TOTAL INVESTMENTS - 96.17% ............................           3,568,525
                ( Cost $3,258,058 )                         ---------------
NET OTHER ASSETS AND LIABILITIES - 3.83% ..............             142,114
                                                            ---------------
TOTAL NET ASSETS - 100.00% ............................     $     3,710,639
                                                            ===============


OTHER INFORMATION:

    Industry Concentration as a Percentage of Net Assets:   % of Net Assets
    Semiconductors ....................................           20.61%
    Internet Software & Services ......................           12.47
    Application Software ..............................           11.83
    Communications Equipment ..........................           10.57
    Systems Software ..................................            9.00
    Computer & Peripheral .............................            5.56
    Computer Hardware .................................            4.81
    IT Consulting & Other Services ....................            4.78
    Electronic Manufacturing Services .................            3.21
    Specialty Chemicals ...............................            3.07
    Data Processing & Outsourcing Services ............            3.07
    Office Electronics ................................            2.97
    Semiconductor Equipment ...........................            2.92
    Employment Services ...............................            1.30
                                                                ----------
    Total Investments .................................           96.17
    Net Other Assets and Liabilities ..................            3.83
                                                                ----------
                                                                 100.00%
                                                                ==========

NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Technology Fund (the "Fund") as of April 30, 2005.

2. Net unrealized appreciation of the Fund's investment securities was $310,467 of which $397,460 related to appreciated investment securities and $86,993 related to depreciated investment securities for the fiscal quarter ended April 30, 2005.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. In addition, because substantial changes in values in the U.S. markets subsequent to the close of the foreign market may affect the values of securities traded in the foreign market, foreign securities may be fair valued if such movements in the U.S. market exceed a specified threshold.

*    Non-income producing security

ADR  American Depository Receipts

GDR  Global Depository Receipts

                  HENDERSON INTERNATIONAL OPPORTUNITIES FUND --
                PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                           VALUE
SHARES                                                                  (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.18%

                DENMARK - 2.53%
      136,000   ISS A/S + .................................   $       10,881,308
                                                              ------------------

                FINLAND - 0.55%
      149,500   Nokia Oyj .................................            2,370,173
                                                              ------------------
                FRANCE - 7.98%
      225,000   France Telecom S.A. + .....................            6,586,462
      100,000   Sanofi-Synthelabo S.A. + ..................            8,855,055
       50,000   Technip S.A. + ............................            8,476,272
       69,300   Vinci S.A. + ..............................           10,411,973
                                                              ------------------
                                                                      34,329,762
                                                              ------------------
                GERMANY - 9.96%
      157,000   Altana AG + ...............................            9,824,212
      415,000   Deutsche Post AG + ........................            9,716,773
      500,000   Deutsche Telekom AG + .....................            9,344,143
      425,000   MobilCom AG + .............................            8,462,898
       75,000   Siemens AG + ..............................            5,497,878
                                                              ------------------
                                                                      42,845,904
                                                              ------------------
                GREECE - 2.51%
      400,000   Coca-Cola Hellenic Bottling Co., S.A.+ ....           10,804,280
                                                              ------------------

                HONG KONG - 3.21%
      888,000   Esprit Holdings ...........................            6,607,143
      860,000   Swire Pacific Ltd. ........................            7,198,660
                                                              ------------------
                                                                      13,805,803
                                                              ------------------

                JAPAN - 26.24%
    1,774,000   Daiwa Securities Group, Inc. ..............           11,165,694
    1,229,000   Mitsui & Co., Ltd. ........................           11,643,091
      551,500   Nippon System Development Co., Ltd. .......           10,017,172
        2,686   Nippon Telegraph and Telephone Corp. ......           11,231,139
       38,700   Nitto Denko Corp. .........................            2,097,923
      293,000   Secom Co., Ltd. ...........................           11,671,710
        1,683   Sumitomo Mitsui Financial Group, Inc. .....           10,829,940
      604,200   Tokyo Broadcasting System, Inc. ...........           11,374,294
    2,870,000   Toshiba Corp. .............................           11,663,969
      304,300   Toyota Motor Corp. ........................           11,090,555
        2,729   West Japan Railway Co. ....................           10,127,684
                                                              ------------------
                                                                     112,913,171
                                                              ------------------
                KOREA - 2.85%
       13,940   Samsung Electronics Co., Ltd. .............            6,319,206
      230,000   Shinhan Financial Group Co., Ltd. .........            5,939,725
                                                              ------------------
                                                                      12,258,931
                                                              ------------------
                NORWAY - 2.05%
      500,000   Statoil ASA + .............................            8,803,844
                                                              ------------------
                SINGAPORE - 1.70%
    9,070,300   StarHub, Ltd. * ...........................            7,310,069
                                                              ------------------
                SPAIN - 2.41%
      350,000   Industria de Diseno Textil, S.A. + ........           10,384,719
                                                              ------------------

                                                                           VALUE
       SHARES                                                           (NOTE 3)
--------------------------------------------------------------------------------
                SWITZERLAND - 10.52%
      186,000   Adecco S.A. + .............................            8,986,396
      170,000   Credit Suisse Group *,+ ...................            7,156,165
       46,509   Kuehne & Nagel International AG + .........            9,516,905
      169,000   Logitech International S.A. *,+ ...........            9,717,472
      14,600    SGS, S.A. + ...............................            9,876,640
                                                              ------------------
                                                                      45,253,578
                                                              ------------------

                TAIWAN - 0.19%
       87,054   Hon Hai Precision Industry Co., Ltd., GDR                818,308
                                                              ------------------

                THAILAND - 3.13%
    2,355,000   Bangkok Bank Public Co., Ltd. .............            6,388,262
    1,400,000   PTT Public Co. ............................            7,098,492
                                                              ------------------
                                                                      13,486,754
                                                              ------------------

                UNITED KINGDOM - 16.60%
      650,000   BAA plc + .................................            7,201,415
      450,000   British American Tobacco plc + ............            8,422,551
    1,458,000   Capita Group plc + ........................           10,489,709
    1,000,000   Halfords Group plc + ......................            5,222,889
      508,988   IP2IPO Group plc *,+ ......................            7,154,301
      136,131   NDS Group plc, ADR * ......................            4,256,816
      500,000   Punch Taverns plc + .......................            6,045,129
    1,511,049   Regal Petroleum plc *,+ ...................            9,035,717
      234,842   Royal Bank of Scotland Group plc + ........            7,085,462
    1,100,000   Tesco plc + ...............................            6,491,781
                                                              ------------------
                                                                      71,405,770
                                                              ------------------

                UNITED STATES - 3.75%
       70,000   Autodesk, Inc. ............................            2,228,100
      110,000   Intel Corp. ...............................            2,587,200
       81,000   Microchip Technology, Inc. ................            2,306,880
       63,500   MICROS Systems, Inc. * ....................            2,517,775
       92,000   Microsoft Corp. ...........................            2,327,600
       83,600   Texas Instruments, Inc. ...................            2,086,656
       78,500   Verisign, Inc. * ..........................            2,077,110
                                                              ------------------
                                                                      16,131,321
                                                              ------------------
                TOTAL COMMON STOCKS .......................          413,803,695
                ( Cost $384,081,936 )                         ------------------


 PAR AMOUNT
-------------

SHORT TERM INVESTMENT - 2.20%

                REPURCHASE AGREEMENT - 2.20%
$    9,462,000  State Street Bank and Trust Co., 1.05%,
                dated 4/29/05 to be repurchased at the price
                of $9,462,828 on 5/2/05, collateralized by
                $2,890,000 par U.S. Treasury Bonds, 7.625%,
                due 11/15/22, and collateralized by
                $1,465,000 par U.S. Treasury Bonds,
                6.25%, due 5/15/30 and collateralized by
                $3,280,000 par U.S. Treasury Bonds,
                5.50%, due 8/15/28                                     9,462,000
                                                              ------------------



                TOTAL SHORT TERM INVESTMENT  ..............            9,462,000
                ( Cost $9,462,000 )                           ------------------

TOTAL INVESTMENTS - 98.38% ................................          423,265,695
                ( Cost $393,543,936 )                         ------------------
NET OTHER ASSETS AND LIABILITIES - 1.62% ..................            6,989,908
                                                              ------------------
TOTAL NET ASSETS - 100.00% ................................   $      430,255,603
                                                              ==================

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets:            % of Net Assets
                                                                 ---------------
Diversified Commercial Services .................................    7.54%
Diversified Banks ...............................................    7.03
Integrated Telecommunication Services ...........................    6.31
Employment Services .............................................    4.53
Pharmaceuticals .................................................    4.34
Apparel Retail ..................................................    3.95
Application Software ............................................    3.84
Integrated Oil & Gas ............................................    3.70
Wireless Telecommunication Services .............................    3.67
Semiconductors ..................................................    3.09
Trading Companies & Distributors ................................    2.71
Computer Hardware ...............................................    2.71
Broadcasting & Cable TV .........................................    2.64
Investment Banking & Brokerage ..................................    2.59
Automobile Manufacturers ........................................    2.58
Soft Drinks .....................................................    2.51
Construction & Engineering ......................................    2.42
Railroads .......................................................    2.35
Computer & Peripheral ...........................................    2.26
Air Freight & Logistics .........................................    2.26
Marine ..........................................................    2.21
Oil & Gas Exploration & Production ..............................    2.10
Oil & Gas Equipment & Services ..................................    1.97
Tobacco .........................................................    1.96
Real Estate Management & Development ............................    1.67
Airport Services ................................................    1.67
Diversified Capital Markets .....................................    1.66
Asset Management & Custody Bank .................................    1.66
Food Retail .....................................................    1.51
Restaurants .....................................................    1.41
Industrial Conglomerates ........................................    1.28
Specialty Stores ................................................    1.21
Systems Software ................................................    1.13
Communications Equipment ........................................    0.55
Specialty Chemicals .............................................    0.49
Internet Software & Services ....................................    0.48
Electronic Manufacturing Services ...............................    0.19
                                                                   -------
Common Stocks ...................................................   96.18
Short Term Investment ...........................................    2.20
                                                                   -------
Total Investments ...............................................   98.38
Net Other Assets and Liabilities ................................    1.62
                                                                   -------
                                                                   100.00%
                                                                   =======

NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of April 30, 2005.

     2. Net unrealized appreciation of the Fund's investment securities was $29,721,759 of which $37,460,306 related to appreciated investment securities and $7,738,547 related to depreciated investment securities for the fiscal quarter ended April 30, 2005.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. In addition, because substantial changes in values in the U.S. markets subsequent to the close of the foreign market may affect the values of securities traded in the foreign market, foreign securities may be fair valued if such movements in the U.S. market exceed a specified threshold.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

     *    non-income producing security

     + At April 30, 2005, valued at fair value using methods approved by the Trustees of the Fund. See Note 3.

   ADR    American Depository Receipts

                         HENDERSON INCOME ADVANTAGE FUND
                             SCHEDULE OF INVESTMENTS
                           April 30, 2005 (Unaudited)

PAR                                                                                                                          VALUE
AMOUNT                                                                                COUPON           MATURITY           NOTE (3)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 86.81%

                AEROSPACE & DEFENSE - 1.65%
$     500,000   Be Aerospace, Inc.                                                     8.500%           10/1/10         $  540,000
                                                                                                                     -------------
                APPAREL & TEXTILES - 1.58%
      500,000   Samsonite Corp.                                                        8.875             6/1/11            517,500
                                                                                                                     -------------
                AUTO - 0.84%
      250,000   Tenneco Automotive, Inc., Series B                                    10.250            7/15/13            274,375
                                                                                                                     -------------
                BUILDING MATERIAL - 1.83%
      400,000   Ply Gem Industries, Inc.                                               9.000            2/15/12            348,000
      275,000   WCI Communities, Inc. (a)                                              6.625            3/15/15            251,625
                                                                                                                     -------------
                                                                                                                           599,625
                                                                                                                     -------------
                CHEMICALS - 2.73%
      500,000   Equistar Chemicals LP                                                 10.125             9/1/08            552,500
      350,000   PQ Corp. (a)                                                           7.500            2/15/13            341,250
                                                                                                                     -------------
                                                                                                                           893,750
                                                                                                                     -------------
                CONSUMER PRODUCTS - 2.12%
      300,000   Elizabeth Arden, Inc.                                                  7.750            1/15/14            303,750
      400,000   Rayovac Corp. (a)                                                      7.375             2/1/15            390,000
                                                                                                                     -------------
                                                                                                                           693,750
                                                                                                                     -------------
                DIVERSIFIED CAPITAL MARKETS - 0.88%
      300,000   Trinity Industries, Inc.                                               6.500            3/15/14            289,500
                                                                                                                     -------------
                DIVERSIFIED COMMERCIAL SERVICES - 1.38%
      500,000   United Rentals North America, Inc.                                     7.000            2/15/14            452,500
                                                                                                                     -------------
                ELECTRONICS - 1.07%
      250,000   Freescale Semiconductor, Inc.                                          7.125            7/15/14            261,250
      100,000   Sanmina SCI Corp. (a)                                                  6.750             3/1/13             90,000
                                                                                                                     -------------
                                                                                                                           351,250
                                                                                                                     -------------
                ENERGY - 7.10%
      425,000   Belden & Blake Corp.                                                   8.750            7/15/12            386,750
      300,000   CITGO Petroleum Corp.                                                  6.000           10/15/11            293,250
      300,000   Delta Petroleum Corp. (a)                                              7.000             4/1/15            285,000
      400,000   Frontier Oil Corp.                                                     6.625            10/1/11            398,000
      300,000   Hilcorp Energy Co. (a)                                                10.500             9/1/10            333,000
      300,000   Petrobras International Finance Co.                                    7.750            9/15/14            304,500
      300,000   Premcor Refining Group, Inc.                                           7.500            6/15/15            324,000
                                                                                                                     -------------
                                                                                                                         2,324,500
                                                                                                                     -------------
                ENVIRONMENTAL - 1.07%
      400,000   Allied Waste North America, Inc., Series B                             6.125            2/15/14            352,000
                                                                                                                     -------------
                FINANCE & INVESTMENT - 3.50%
      300,000   American Real Estate Partners (a)                                      7.125            2/15/13            291,750
      250,000   Fairfax Financial Holdings Ltd.                                        7.750            4/26/12            232,188
      250,000   Global Cash Access LCC                                                 8.750            3/15/12            270,000
      325,000   Refco Finance Holdings (a)                                             9.000             8/1/12            352,625
                                                                                                                     -------------
                                                                                                                         1,146,563
                                                                                                                     -------------
                FOOD - 0.03%
                Dole Food Co., Inc. 8,000                                              8.875            3/15/11              8,520
                                                                                                                     -------------



                FOOD WHOLESALE - 0.68%
                Pilgrims Pride Corp. 200,000                                           9.250           11/15/13            224,000
                                                                                                                     -------------
                FORESTRY & PAPER - 2.88%
      300,000   Mercer International, Inc.                                             9.250            2/15/13            277,500
      300,000   Millar Western Forest Products Ltd.                                    7.750           11/15/13            286,500
      500,000   Tembec Industries, Inc.                                                7.750            3/15/12            380,000
                                                                                                                     -------------
                                                                                                                           944,000
                                                                                                                     -------------
                GAMING - 2.76%
      400,000   MGM MIRAGE, Inc.                                                       9.750             6/1/07            433,000
      500,000   Wynn Las Vegas LLC (a)                                                 6.625            12/1/14            470,000
                                                                                                                     -------------
                                                                                                                           903,000
                                                                                                                     -------------
                HEALTH SERVICES - 7.82%
      200,000   AMR Holdco / Emcare (a)                                               10.000            2/15/15            211,000
      100,000   DaVita, Inc. (a)                                                       6.625            3/15/13             99,500
      400,000   Iasis Healthcare Corp.                                                 8.750            6/15/14            413,000
      400,000   Select Medical Corp. (a)                                               7.625             2/1/15            395,000
      200,000   Tenet Healthcare Corp.                                                 6.375            12/1/11            187,000
      150,000   Tenet Healthcare Corp. (a)                                             9.250             2/1/15            150,750
      500,000   US Oncology Holdings, Inc. (a)                                         8.620            3/15/15            477,500
      300,000   US Oncology, Inc.                                                      9.000            8/15/12            315,000
      300,000   Vanguard Health Holding Co. II                                         9.000            10/1/14            314,250
                                                                                                                     -------------
                                                                                                                         2,563,000
                                                                                                                     -------------
                HOTELS - 2.77%
      400,000   Gaylord Entertainment Co. (a)                                          6.750           11/15/14            372,000
      500,000   Host Marriott LP                                                       9.500            1/15/07            535,000
                                                                                                                     -------------
                                                                                                                           907,000
                                                                                                                     -------------
                LEISURE - 5.72%
      300,000   Bombardier Recreational Products. Inc.                                 8.375           12/15/13            315,000
      400,000   Leslie's Poolmart, Inc. (a)                                            7.750             2/1/13            398,000
      400,000   NCL Corp. (a)                                                         10.625            7/15/14            412,000
      200,000   Universal City Development Partners                                   11.750             4/1/10            227,500
      500,000   Universal City Florida Holding Co.                                     7.493             5/1/10            521,250
                                                                                                                     -------------
                                                                                                                         1,873,750
                                                                                                                     -------------
                MACHINERY - 1.82%
      270,000   Case New Holland, Inc. (a)                                             6.000             6/1/09            250,425
      350,000   Douglas Dynamics LLC (a)                                               7.750            1/15/12            344,750
                                                                                                                     -------------
                                                                                                                           595,175
                                                                                                                     -------------
                METAL & MINING - 0.89%
      300,000   Novelis, Inc. (a)                                                      7.250            2/15/15            291,750
                                                                                                                     -------------
                MEDIA - 7.98%
      250,000   CCO Holdings LLC (a)                                                   7.135           12/15/10            241,875
      250,000   Charter Communication Holdings II LLC                                 10.250            9/15/10            250,937
      400,000   CSC Holdings, Inc. (a)                                                 7.250            7/15/08            402,000
      300,000   Echostar DBS Corp. (a)                                                 6.625            10/1/14            292,500
      400,000   Kabel Deutschland GmbH (a)                                            10.625             7/1/14            424,000
      200,000   Nextmedia Operating, Inc.                                             10.750             7/1/11            216,250
      400,000   Sinclair Broadcast Group, Inc.                                         8.750           12/15/11            411,000
      500,000   Telenet Group Holding NV (a)                                         0/11.50            6/15/14            377,500
                                                                                                                     -------------
                                                                                                                         2,616,062
                                                                                                                     -------------
                NON-FOOD & DRUG RETAIL - 3.12%
      510,000   Blockbuster, Inc. (a)                                                  9.000             9/1/12            459,000
      300,000   Petro Stopping Centers L.P.                                            9.000            2/15/12            300,000
      300,000   Toys R Us, Inc.                                                        7.875            4/15/13            262,500
                                                                                                                     -------------
                                                                                                                         1,021,500
                                                                                                                     -------------
                PACKAGING - 3.60%
      500,000   AEP Industries, Inc. (a)                                               7.875            3/15/13            498,655
      300,000   Graham Packaging Co., Inc. (a)                                         9.875           10/15/14            288,000




      400,000   Owens-Brockway Glass Containers, Inc. (a)                              6.750            12/1/14            392,000
                                                                                                                     -------------
                                                                                                                         1,178,655
                                                                                                                     -------------
                PUBLISHING & PRINTING - 0.73%
      250,000   Nebraska Book Co., Inc.                                                8.625            3/15/12            238,750
                                                                                                                     -------------
                REAL ESTATE - 0.61%
      200,000   Trustreet Properties, Inc. (a)                                         7.500             4/1/15            201,500
                                                                                                                     -------------
                RESTAURANTS - 1.10%
      350,000   Dennys Corp. (a)                                                      10.000            10/1/12            360,500
                                                                                                                     -------------
                SERVICES - 0.87%
      300,000   Hydrochem Industrial Services, Inc.                                    9.250            2/15/13            286,500
                                                                                                                     -------------
                TARGET RETURN INDEX SECURITIES TRUST - 2.05%
      658,325   Trains Hy vol-2004-1 (a)                                               8.211             8/1/15            670,174
                                                                                                                     -------------
                TELECOMMUNICATIONS - 7.46%
      500,000   MCI Inc.                                                               8.735             5/1/14            542,500
      400,000   Millicom International Cellular S.A.                                  10.000            12/1/13            391,000
      400,000   Panamsat Holding Corp. (a)                                          0/10.375            11/1/14            258,000
      300,000   Qwest Services Corp. (a)                                              13.500           12/15/10            339,000
      350,000   Rogers Wireless Communications, Inc.                                   7.250           12/15/12            359,625
      350,000   Rogers Wireless Communications, Inc.                                   6.135           12/15/10            361,375
      200,000   Rogers Wireless Communications, Inc.                                   6.375             3/1/14            192,500
                                                                                                                     -------------
                                                                                                                         2,444,000
                                                                                                                     -------------
                TRANSPORTATION - 2.51%
      400,000   Grupo Transportacion Ferroviaria Mexicana, S.A. (a)                    9.375             5/1/12            404,000
      300,000   Horizon Lines LLC (a)                                                  9.000            11/1/12            317,250
      100,000   Progress Rail Services Corp. (a)                                       7.750             4/1/12            100,000
                                                                                                                     -------------
                                                                                                                           821,250
                                                                                                                     -------------
                UTILITIES - 5.66%
      400,000   AES Corp. (a)                                                          9.000            5/15/15            438,000
      400,000   Dynegy Holdings, Inc. (a)                                              9.875            7/15/10            406,000
      400,000   Markwest Energy Partners (a)                                           6.875            11/1/14            394,000
      200,000   MSW Energy Holdings, Series B                                          7.375             9/1/10            200,000
      400,000   Reliant Resourse, Inc.                                                 9.500            7/15/13            417,000
                                                                                                                     -------------
                                                                                                                         1,855,000
                                                                                                                     -------------
                TOTAL CORPORATE BONDS                                                                                   28,439,399
                ( Cost $29,074,710 )                                                                                 -------------

                FOREIGN SOVEREIGN - 4.82%
                BRAZIL - 0.99%
      300,000   Federal Republic of Brazil                                             9.250           10/22/10            324,750
                                                                                                                     -------------
                GERMANY - 1.17%
      300,000   Aries Vermogensverwaltungs (Russia) (a)                                9.600           10/25/14            382,500
                                                                                                                     -------------
                TURKEY - 1.28%
      250,000   Republic of Turkey                                                     9.000            6/30/11            272,188
      150,000   Republic of Turkey                                                     7.250            3/15/15            146,250
                                                                                                                     -------------
                                                                                                                           418,438
                                                                                                                     -------------
      500,000   URUGUAY - 1.38%
                Republic of Uruguay                                                    7.500            3/15/15            453,750
                                                                                                                     -------------

                TOTAL FOREIGN SOVEREIGN                                                                                  1,579,438
                ( Cost $1,505,583 )                                                                                  -------------

CONVERTIBLE BONDS - 1.53%
                TELECOMMUNICATIONS - 1.53%
      500,000   Nextel Communications, Inc.                                            5.250            1/15/10            500,000
                                                                                                                     -------------

                TOTAL CONVERTIBLE BONDS                                                                                    500,000
                ( Cost $496,250 )                                                                                    -------------
TOTAL INVESTMENTS -  93.16%                                                                                             30,518,837
                (COST $31,076,543)                                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - 6.84%                                                                                 2,241,377
                                                                                                                     -------------
NET ASSETS - 100.00%                                                                                                   $32,760,214
                                                                                                                     =============


NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Income Advantage Fund (the "Fund") as of April 30, 2005.

     2. Net unrealized depreciation of the Fund's investment securities was $557,706 of which $337,930 related to appreciated investment securities and $895,636 related to depreciated investment securities for the fiscal quarter ended April 30, 2005.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund.

     (a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as ammended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified instutional buyers.

                         HENDERSON U.S. CORE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                           April 30, 2005 (Unaudited)
                                                                       VALUE
SHARES                                                                NOTE (3)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.20%
                AEROSPACE & DEFENSE - 0.54%
$       2,000   Rockwell Collins, Inc.                             $      91,760
                                                                   -------------
                CAPITAL MARKETS - 3.74%
        3,500   Goldman Sachs Group, Inc.                                373,765
        4,820   T. Rowe Price Group, Inc.                                265,919
                                                                   -------------
                                                                         639,684
                                                                   -------------
                CHEMICALS - 2.64%
        7,700   Monsanto Co.                                             451,374
                                                                   -------------
                COMMERCIAL BANKS - 2.01%
       12,300   Commerce Bancorp, Inc.                                   344,277
                                                                   -------------
                COMMERCIAL SERVICES & SUPPLIES - 4.23%
        4,600   Apollo Group, Inc., Class A *                            331,752
       19,700   Cendant Corp.                                            392,227
                                                                   -------------
                                                                         723,979
                                                                   -------------
                COMMUNICATIONS EQUIPMENT - 8.46%
       22,500   Corning, Inc. *                                          309,375
       16,500   Juniper Networks, Inc. *                                 372,735
       29,400   Motorola, Inc.                                           450,996
        9,000   QUALCOMM, Inc.                                           314,010
                                                                   -------------
                                                                       1,447,116
                                                                   -------------
                COMPUTER & PERIPHERAL - 2.19%
       28,500   EMC Corp. *                                              373,920
                                                                   -------------
                CONSUMER FINANCE - 4.91%
        6,900   American Express Co.                                     363,630
        6,700   Capital One Financial Corp.                              474,963
                                                                   -------------
                                                                         838,593
                                                                   -------------
                DIVERSIFIED FINANCIAL SERVICES - 1.54%
        5,600   Citigroup, Inc.                                          262,976
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 2.53%
        2,800   BJ Services Co.                                          136,500
        6,400   Transocean Inc. *                                        296,768
                                                                   -------------
                                                                         433,268
                                                                   -------------
                FOOD PRODUCTS - 1.59%
        4,240   Hershey Foods Corp.                                      270,936
                                                                   -------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 4.58%
       10,630   Boston Scientific Corp. *                                314,435
       11,990   St. Jude Medical, Inc. *                                 467,970
                                                                   -------------
                                                                         782,405
                                                                   -------------
                HEALTH CARE PROVIDERS & SERVICES - 6.89%
       12,335   Caremark Rx, Inc. *                                      494,017
        4,100   CIGNA Corp.                                              377,118
       25,700   Tenet Healthcare Corp. *                                 307,629
                                                                   -------------
                                                                       1,178,764
                                                                   -------------
                HOTELS, RESTAURANTS & LEISURE - 4.80%
       20,200   Hilton Hotels Corp.                                      440,966

        7,000   Starwood Hotels & Resorts Worldwide, Inc.                380,380
                                                                   -------------
                                                                         821,346
                                                                   -------------
                HOUSEHOLD PRODUCTS - 2.03%
        6,400   The Procter & Gamble Co.                                 346,560
                                                                   -------------
                INDUSTRIAL CONGLOMERATES - 6.87%
        4,300   3M Co.                                                   328,821
        9,800   General Electric Co.                                     354,760
       15,700   Tyco International, Ltd.                                 491,567
                                                                   -------------
                                                                       1,175,148
                                                                   -------------
                INTERNET SOFTWARE & SERVICES - 2.06%
        1,600   Google, Inc., Class A *                                  352,000
                                                                   -------------
                MACHINERY - 1.72%
        4,900   Parker Hannifin Corp.                                    293,706
                                                                   -------------
                MEDIA - 5.51%
       16,500   Comcast Corp., Class A *                                 523,545
       24,900   Time Warner, Inc. *                                      418,569
                                                                   -------------
                                                                         942,114
                                                                   -------------
                MULTILINE RETAIL - 2.07%
        7,640   Target Corp.                                             354,572
                                                                   -------------
                OIL & GAS - 3.05%
        9,150   Exxon Mobil Corp.                                        521,825
                                                                   -------------
                PHARMACEUTICALS - 7.48%
        6,955   Glaxosmithkline plc ADR                                  351,575
       13,200   Pfizer, Inc.                                             358,644
        1,400   Roche Holdings, Ltd. ADR                                  84,490
       15,500   Teva Pharmaceutical Industries, Ltd. ADR                 484,220
                                                                   -------------
                                                                       1,278,929
                                                                   -------------
                SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 6.42%
       24,600   Applied Materials, Inc. *                                365,802
       11,100   Microchip Technology, Inc.                               316,128
       23,200   Micron Technology, Inc. *                                225,272
       17,200   Teradyne, Inc. *                                         189,544
                                                                   -------------
                                                                       1,096,746
                                                                   -------------
                SOFTWARE - 7.25%
        6,950   Adobe Systems, Inc.                                      413,317
        3,200   Electronic Arts, Inc. *                                  170,848
        8,540   Mercury Interactive Corp. *                              352,958
       14,700   VERITAS Software Corp. *                                 302,673
                                                                   -------------
                                                                       1,239,796
                                                                   -------------
                TEXTILE, APPAREL & LUXURY GOODS - 3.09%
        6,600   Jones Apparel Group, Inc.                                200,970
        4,250   Nike, Inc., Class B                                      326,443
                                                                   -------------
                                                                         527,413
                                                                   -------------

TOTAL INVESTMENTS - 98.20%                                            16,789,207
                (COST $16,717,983)                                 -------------
NET OTHER ASSETS AND LIABILITIES - 1.80%                                 307,369
                                                                   -------------
NET ASSETS - 100.00%                                               $  17,096,576
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson U.S. Core Growth Fund (the "Fund") as of April 30, 2005.

     2. Net unrealized appreciation of the Fund's investment securities was $71,224 of which $720,420 related to appreciated investment securities and $649,196 related to depreciated investment securities for the fiscal quarter ended April 30, 2005.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund.

     *    Non-income producing security

   ADR    American Depository Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 27, 2005

By:      /s/ Karen Buiter
         ----------------
         Karen Buiter
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    June 27, 2005